Winston & Strawn LLP

35 West Wacker Drive

Chicago, IL 60601

July 7, 2006

BY EDGAR AND HAND DELIVERY

Mr. Mark S. Webb

Legal Branch Chief

Division of Corporation Finance

US Securities and Exchange Commission

100 F Street, NE

Mail Stop 4561

Washington, DC 20549-4561

Re:	InnerWorkings, Inc.

Registration Statement on Form S-1

Filed on May 10, 2006

Amendment No. 1 filed on June 19, 2006

Amendment No. 2 filed on July 7, 2006

File No. 333-133950

Dear Mr. Webb:

On behalf of InnerWorkings, Inc. (the “Company”), we submit this letter to respond to the Staff’s comments in the letter to Steven E. Zuccarini dated June 30, 2006, with respect to the above referenced filing. Attached for the supplemental review of the Staff is amended disclosure in response to the Staff’s comments.

Upon review of the attached, kindly call the undersigned at (312) 558-5924. Facsimile transmissions may be made to the undersigned at (312) 558-5700.

Respectfully submitted,

/s/ Matthew F. Bergmann

Matthew F. Bergmann

Enclosure

cc:	Timothy A. Geishecker

Lynwood F. Shenk

Claire L. Erlanger

Steven E. Zuccarini

Nicholas J. Galassi

Steven J. Gavin